Share-based Compensation (Allocation of recognized period costs and expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of revenues [Member] USD ($)	Dec. 31, 2014 Cost of revenues [Member] CNY	Dec. 31, 2013 Cost of revenues [Member] CNY	Dec. 31, 2012 Cost of revenues [Member] CNY	Dec. 31, 2014 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2014 Sales and marketing expenses [Member] CNY	Dec. 31, 2013 Sales and marketing expenses [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] CNY	Dec. 31, 2014 General and administrative expenses [Member] USD ($)	Dec. 31, 2014 General and administrative expenses [Member] CNY	Dec. 31, 2013 General and administrative expenses [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] CNY	Dec. 31, 2014 Technology and product development expenses [Member] USD ($)	Dec. 31, 2014 Technology and product development expenses [Member] CNY	Dec. 31, 2013 Technology and product development expenses [Member] CNY	Dec. 31, 2012 Technology and product development expenses [Member] CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation recognized in costs and expenses	$ 8,571	53,181	16,723	6,759	$ 2,626	16,295	7,293	958	$ 1,644	10,200	3,922	1,423	$ 3,373	20,927	3,662	4,085	$ 928	5,759	1,846	293